Convertible notes (Tables)	6 Months Ended
Jun. 30, 2013
Convertible notes [Abstract]
Table of Beneficial Conversion Features
Description	Note Value	BCF Value	Amortized BCF value	Interest accrued
Convertible note issued on April 15, 2011, at a 20% interest rate for six months, convertible to shares of stock at $0.02 per share	124,000	124,000	124,000	109,364
Convertible note issued on April 29, 2011, at a 6% interest rate for one year, convertible to shares of stock at a variable rate upon date of conversion	5,000	10,000	10,000	1,368
Convertible note issued on March 14, 2012, at a 10%interest rate for six months, convertible to shares of stock at a fixed rate of $0.004 per share	40,000	10,000	10,000	2,571
Convertible note issued on May 9, 2012, at a 8% interest rate for nine months, convertible to shares of stock at a variable rate upon date of conversion	71,250	41,321	41,321	11,564
Total	$240,250	$185,321	$185,321	$124,867